Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ 188,305	$ 129,805	$ 184,837
Cash flows from investing activities:
Capital expenditures	(359,097)	(180,310)	(128,422)
Proceeds from sale of fixed assets	14,100	258,202	5,580
Acquisitions	(187,058)	(86,688)	12,007
Intercompany notes and accounts	0	0	0
Other investing activities, net	26,065	165	17,786
Net cash (used in) provided by investing activities	(520,090)	(8,631)	(110,636)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	(421,427)	(6,970)	(16,552)
Payments on revolving credit facility			(100,000)
Payment of bond tender premium	(39,082)	0	0
Proceeds from long-term debt	475,000	0	0
Repayment of capital lease obligations	(4,016)	(8,493)	(9,847)
Proceeds from borrowings on revolving credit facility	418,000	110,000	0
Repayments on revolving credit facility	(123,000)	(197,813)	(100,000)
Payment of deferred financing costs	(16,485)	0	(2,474)
Repurchases of common stock	(5,681)	(3,098)	(488)
Intercompany notes and accounts	0	0	0
Other financing activities, net	22,775	6,169	(27,475)
Net cash (used in) provided by financing activities	306,084	(100,205)	(127,475)
Effect of changes in exchange rates on cash	4,516	(1,735)	(2,023)
Net increase (decrease) in cash	(21,185)	19,234	(55,297)
Cash and cash equivalents at beginning of period	56,628	37,394	92,691
Cash and cash equivalents at end of period	35,443	56,628	37,394
Parent Company
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0
Proceeds from sale of fixed assets		0
Acquisitions	0	0
Intercompany notes and accounts	0	(165)	65,580
Other investing activities, net	0	165	199
Net cash (used in) provided by investing activities	0	0	65,779
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	(421,427)	0
Payments on revolving credit facility			(100,000)
Payment of bond tender premium	(39,082)
Proceeds from long-term debt	475,000
Repayment of capital lease obligations	0	0
Proceeds from borrowings on revolving credit facility	418,000	110,000
Repayments on revolving credit facility	(123,000)	(197,813)
Payment of deferred financing costs	(16,485)
Repurchases of common stock	(5,681)	(3,098)
Intercompany notes and accounts	(278,511)	84,742	32,823
Other financing activities, net	12,859	6,169	1,398
Net cash (used in) provided by financing activities	21,673	0	(65,779)
Effect of changes in exchange rates on cash	0	0	0
Net increase (decrease) in cash	21,673	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	21,673	0	0
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	187,597	121,551	185,279
Cash flows from investing activities:
Capital expenditures	(345,215)	(169,443)	(124,744)
Proceeds from sale of fixed assets		258,202
Acquisitions	(187,058)	(86,688)
Intercompany notes and accounts	278,511	(84,742)	(17,523)
Other investing activities, net	26,065	0	5,580
Net cash (used in) provided by investing activities	(227,697)	(82,671)	(136,687)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	0	(6,970)
Payments on revolving credit facility			0
Payment of bond tender premium	0
Proceeds from long-term debt	0
Repayment of capital lease obligations	(4,016)	(8,493)
Proceeds from borrowings on revolving credit facility	0	0
Repayments on revolving credit facility	0	0
Payment of deferred financing costs	0
Repurchases of common stock	0	0
Intercompany notes and accounts	0	165	(76,175)
Other financing activities, net	9,128	0	(28,873)
Net cash (used in) provided by financing activities	5,112	(15,298)	(105,048)
Effect of changes in exchange rates on cash	0	0	0
Net increase (decrease) in cash	(34,988)	23,582	(56,456)
Cash and cash equivalents at beginning of period	42,973	19,391	75,847
Cash and cash equivalents at end of period	7,985	42,973	19,391
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	708	8,254	(442)
Cash flows from investing activities:
Capital expenditures	(13,882)	(10,867)	(3,678)
Proceeds from sale of fixed assets		0
Acquisitions	0	0
Intercompany notes and accounts	0		(22,115)
Other investing activities, net	0	0	12,007
Net cash (used in) provided by investing activities	(13,882)	(10,867)	(13,786)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	0	0
Payments on revolving credit facility			0
Payment of bond tender premium	0
Proceeds from long-term debt	0
Repayment of capital lease obligations	0	0
Proceeds from borrowings on revolving credit facility	0	0
Repayments on revolving credit facility	0	0
Payment of deferred financing costs	0
Repurchases of common stock	0	0
Intercompany notes and accounts	0	0	17,410
Other financing activities, net	788	0	0
Net cash (used in) provided by financing activities	788	0	17,410
Effect of changes in exchange rates on cash	4,516	(1,735)	(2,023)
Net increase (decrease) in cash	(7,870)	(4,348)	1,159
Cash and cash equivalents at beginning of period	13,655	18,003	16,844
Cash and cash equivalents at end of period	5,785	13,655	18,003
Consolidation, Eliminations
Schedule of Condensed Consolidating Statement of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0
Proceeds from sale of fixed assets		0
Acquisitions	0	0
Intercompany notes and accounts	(278,511)	84,907	(25,942)
Other investing activities, net	0	0	0
Net cash (used in) provided by investing activities	(278,511)	84,907	(25,942)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments of long-term debt	0	0
Payments on revolving credit facility			0
Payment of bond tender premium	0
Proceeds from long-term debt	0
Repayment of capital lease obligations	0	0
Proceeds from borrowings on revolving credit facility	0	0
Repayments on revolving credit facility	0	0
Payment of deferred financing costs	0
Repurchases of common stock	0	0
Intercompany notes and accounts	278,511	(84,907)	25,942
Other financing activities, net	0	0	0
Net cash (used in) provided by financing activities	278,511	(84,907)	25,942
Effect of changes in exchange rates on cash	0	0	0
Net increase (decrease) in cash	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0